Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,936,750
Total Fee Amount	3,858.07
Total Offset Amount	0
Net Fee	$ 3,858.07
Offset Table N/A	N/A